Segmented information	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segmented information

Note 3	Segmented information
The accounting policies used in our segment reporting are the same as those we describe in Note 2, Material accounting policies. Our segments reflect how we manage our business and how we classify our operations for planning and measuring performance. Accordingly, we operate and manage our segments as strategic business units organized by products and services. Segments negotiate sales with each other as if they were unrelated parties.
We measure the performance of each segment based on adjusted EBITDA, which is equal to operating revenues less operating costs for the segment. Substantially all of our severance, acquisition and other costs, depreciation and amortization, finance costs and other (expense) income are managed on a corporate basis and, accordingly, are not reflected in segment results.
Substantially all of our operations and assets are located in Canada.
In 2022, we began modifying our internal and external reporting processes to align with organizational changes that were made to reflect an increasing strategic focus on multiproduct sales, the continually increasing technological convergence of our wireless and wireline telecommunications infrastructure and operations driven by the deployment of our Fifth Generation (5G) and fibre networks, and our digital transformation. These factors have made it increasingly difficult to distinguish between our wireless and wireline operations and resulted in changes in Q1 2023 to the financial information that is regularly provided to our chief operating decision maker to measure performance and allocate resources.
Effective with our Q1 2023 results, our previous Bell Wireless and Bell Wireline operating segments were combined to form a single reporting segment called Bell CTS. Bell Media remains a distinct reportable segment and is unaffected. Our results are therefore reported in two segments: Bell CTS and Bell Media. As a result of our reporting changes, prior periods have been restated for comparative purposes.
Our Bell CTS segment provides a wide range of communication products and services to consumers, businesses and government customers across Canada. Wireless products and services include mobile data and voice plans and devices and are available nationally. Wireline products and services comprise data (including Internet access, Internet protocol television (IPTV), cloud-based services and business solutions), voice, and other communication services and products, which are available to our residential, small and medium-sized business and large enterprise customers primarily in Ontario, Québec, the Atlantic provinces and Manitoba, while satellite TV service and connectivity to business customers are available nationally across Canada. In addition, this segment includes our wholesale business, which buys and sells local telephone, long distance, data and other services from or to resellers and other carriers, as well as the results of operations of our national consumer electronics retailer, The Source (Bell) Electronics Inc. (The Source). Subsequent to year end, Bell Canada announced a strategic partnership with Best Buy Canada to operate 165 The Source consumer electronics retail stores in Canada, which will be rebranded as Best Buy Express and offer the latest in consumer electronics from Best Buy along with exclusive telecommunications services from Bell. In addition, Bell will wind down The Source head office and back office operations, as well as close 107 The Source stores.
Our Bell Media segment provides conventional TV, specialty TV, pay TV, streaming services, digital media services, radio broadcasting services and OOH and advanced advertising services to customers nationally across Canada.

Segmented information

FOR THE YEAR ENDED DECEMBER 31, 2023	NOTE		BELL CTS	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External service revenues			18,378	2,776	—	21,154
Inter-segment service revenues			29	341	(370)	—
Operating service revenues			18,407	3,117	(370)	21,154
External/Operating product revenues			3,519	—	—	3,519
Total external revenues			21,897	2,776	—	24,673
Total inter-segment revenues			29	341	(370)	—
Total operating revenues			21,926	3,117	(370)	24,673
Operating costs		5	(12,206)	(2,420)	370	(14,256)
Adjusted EBITDA (1)			9,720	697	—	10,417
Severance, acquisition and other costs		6				(200)
Depreciation and amortization	17,	19				(4,918)
Finance costs
Interest expense		7				(1,475)
Net return on post-employment benefit plans		27				108
Impairment of assets		8				(143)
Other expense		9				(466)
Income taxes		10				(996)
Net earnings						2,327
Goodwill		22	8,099	2,843	—	10,942
Indefinite-life intangible assets		19	8,052	1,763	—	9,815
Capital expenditures			4,421	160	—	4,581
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE YEAR ENDED DECEMBER 31, 2022	NOTE		BELL CTS	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External service revenues			18,052	2,904	—	20,956
Inter-segment service revenues			31	350	(381)	—
Operating service revenues			18,083	3,254	(381)	20,956
External/Operating product revenues			3,218	—	—	3,218
Total external revenues			21,270	2,904	—	24,174
Total inter-segment revenues			31	350	(381)	—
Total operating revenues			21,301	3,254	(381)	24,174
Operating costs		5	(11,847)	(2,509)	381	(13,975)
Adjusted EBITDA (1)			9,454	745	—	10,199
Severance, acquisition and other costs		6				(94)
Depreciation and amortization	17,	19				(4,723)
Finance costs
Interest expense		7				(1,146)
Net return on post-employment benefit plans		27				51
Impairment of assets		8				(279)
Other expense		9				(115)
Income taxes		10				(967)
Net earnings						2,926
Goodwill		22	7,960	2,946	—	10,906
Indefinite-life intangible assets		19	7,980	1,846	—	9,826
Capital expenditures			4,971	162	—	5,133
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
Revenues by services and products

The following table presents our revenues disaggregated by type of services and products.

FOR THE YEAR ENDED DECEMBER 31	2023	2022
Services(1)
Wireless	7,120	6,821
Wireline data	8,084	7,920
Wireline voice	2,862	3,002
Media	2,776	2,904
Other wireline services	312	309
Total services	21,154	20,956
Products(2)
Wireless	2,885	2,714
Wireline	634	504
Total products	3,519	3,218
Total operating revenues	24,673	24,174
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.